December 7, 2020

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:    Mr. Mark Cowan

                Document Control – Edgar

RE:	RiverSource Life Insurance Co. of New York (“Company”)

on behalf of RiverSource of New York Account 8 (“Registrant”)

File Nos. 333-227507 and 811-05213

RiverSource® Variable Universal Life 6 Insurance

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced insurance policy does not differ from that contained in Registrant’s Post-Effective Amendment No. 8 (Amendment). This Amendment was filed electronically on December 3, 2020.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177.

Sincerely,

/s/ Dixie Carroll
Dixie Carroll
General Counsel and Assistant Secretary